Property, Plant and Equipment (Changes in the Liability for Transmission and Distribution Asset Removal Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Liability for Transmission and Distribution Asset Removal Costs [Roll Forward]
Balance at January 1	$ 139.1	$ 132.8
Additions	14.8	14.3
Settlements	(10.3)	(8.0)
Balance at December 31	$ 143.6	$ 139.1